Supplemental Disclosure with Respect to Cash Flows	12 Months Ended
Dec. 31, 2025
Supplemental Cash Flow Elements [Abstract]
Supplemental Disclosure with Respect to Cash Flows
20.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
The Company paid interest of $nil during the year ended December 31, 2025 (2024 - $393,637).
The Company received interest of $1,412,516 during the year ended December 31, 2025 (2024 - $1,159,943).
The Company had
non-cash
transactions for the year ended December 31, 2025:

•	Entered into a second lease extension for its Victoria, BC office space and recognized an additional $158,508 in right-of-use asset and lease liability (see Note 6 – ROU Asset).

•	Purchased $26,309 of lab equipment which were not paid until subsequent to December 31, 2025.

•	Compensated vendors with 45,000 restricted share units valued at $281,711 for services rendered.

•	Conversion of 550,000 preferred shares to common shares. Upon conversion, $1,966,898 was transferred from preferred share capital to common share capital.
The Company had the following
non-cash
transactions for the year ended December 31, 2024:

•	Entered into a lease extension for its Victoria, BC office space and recognized an additional $78,580 in right-of-use asset and lease liability (see Note 6 – ROU Asset).